Statement of Changes in Stockholders Deficit (USD $)	Preferred Stock	Common Stock - Class A	Common Stock - Class B	Common Stock - Class A Shares to be issued	Additional Paid-In Capital	Deferred Compensation	Deficit Accumulated During Development Stage	Total
Beginning Balance, Amount at Dec. 31, 2009		$ 821,050		$ 222,000	$ 42,060	$ (103,333)	$ (4,156,554)	$ (3,174,777)
Beginning Balance, Shares at Dec. 31, 2009		502,495,099		11,122,311
Stock issued for services ($.01/share), Amount		5,400				(5,000)		400
Stock issued for services ($.01/share), Shares		540,000
Stock issued for services ($.02/share), Amount		334,000						334,000
Stock issued for services ($.02/share), Shares		17,885,915
Stock issued for services ($.08/share), Amount		31,000						31,000
Stock issued for services ($.08/share), Shares		387,500
Stock issued for services ($.15/share), Amount		30,000						30,000
Stock issued for services ($.15/share), Shares		200,000
Stock issued for services ($.05/share), Amount		14,000						14,000
Stock issued for services ($.05/share), Shares		280,000
Warrants issued for services					168,000	(168,000)
Stock issued in connection with convertible note conversion, Amount		115,000						115,000
Stock issued in connection with convertible note conversion, Shares		6,548,620
Stock issued for cash ($.02/share), Amount		270,000		(200,000)				70,000
Stock issued for cash ($.02/share), Shares		13,667,316		(10,000,000)
Stock issued for cash ($.01/share), Amount		28,632						28,632
Stock issued for cash ($.01/share), Shares		4,000,000
Stock issued for cash ($.08/share), Amount		100,000						100,000
Stock issued for cash ($.08/share), Shares		1,179,245
Stock issued for cash ($.06/share), Amount		75,000						75,000
Stock issued for cash ($.06/share), Shares		1,157,407
Exercise of 6,000,000 warrants in exchange for stock, Amount		10,000			677,908			687,908
Exercise of 6,000,000 warrants in exchange for stock, Shares		5,177,801
Deferred compensation realized						250,333		250,333
Forgiveness of accrued payable to related party					499,412			499,412
Forgiveness of derivative liability to related party					2,102,795			2,102,795
Net loss							(1,782,888)	(1,782,888)
Ending Balance, Amount at Dec. 31, 2010		1,834,082		22,000	3,490,175	(26,000)	(5,939,442)	(619,185)
Ending Balance, Shares at Dec. 31, 2010		553,518,903		1,122,311
Stock issued for cash ($.08/share), Amount		100,000						100,000
Stock issued for cash ($.08/share), Shares		1,314,406
Stock issued for cash ($.06/share), Amount		200,000						200,000
Stock issued for cash ($.06/share), Shares		3,013,798
Deferred compensation realized						26,000		26,000
Stock issued for cash ($.05/share), Amount		100,000						100,000
Stock issued for cash ($.05/share), Shares		2,083,333
Stock issued for services ($.07/share), Amount		140,000						140,000
Stock issued for services ($.07/share), Shares		2,029,412
Stock issued for cash ($.07/share), Amount		200,000						200,000
Stock issued for cash ($.07/share), Shares		2,792,574
Stock issued for license ($0.11/share), Amount		242,000						242,000
Stock issued for license ($0.11/share), Shares		2,200,000
Exercise of 20,000,000 warrants in exchange for stock, Amount		2,569,838			(2,569,838)
Exercise of 20,000,000 warrants in exchange for stock, Shares		19,767,985
Net loss							(1,295,310)	(1,295,310)
Ending Balance, Amount at Dec. 31, 2011		$ 5,385,920		$ 22,000	$ 920,337		$ (7,234,752)	$ (906,495)
Ending Balance, Shares at Dec. 31, 2011		586,720,411		1,122,311